Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2017
Defined benefit plan
Schedule of employee benefit obligations and assets included in consolidated statement of financial position

	U.S.		Germany		UK		Netherlands		Other		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Obligations	(1,094)	(1,137)	(338)	(345)	(834)	(898)	(16)	(540)	(21)	(22)	(2,303)	(2,942)
Assets	983	1,012	—	—	589	626	—	513	10	8	1,582	2,159
Net obligations	(111)	(125)	(338)	(345)	(245)	(272)	(16)	(27)	(11)	(14)	(721)	(783)

Schedule of current service cost and administration costs of defined benefit pension schemes recognized in the consolidated income statement

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Current service cost and administration costs:
Cost of sales - current service cost	(38)	(37)	(40)
Cost of sales - past service credit	7	29	—
SGA - current service cost	(3)	(5)	(5)
SGA - past service credit	2	10	—
	(32)	(3)	(45)
Finance expense (Note 5)	(22)	(24)	(23)
	(54)	(27)	(68)

Schedule of re-measurement of defined benefit obligations and assets recognized in consolidated statement of comprehensive income

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Re-measurement of defined benefit obligation:
Actuarial (loss)/gain arising from changes in demographic assumptions	(5)	24	8
Actuarial (loss)/gain arising from changes in financial assumptions	(93)	(251)	99
Actuarial gain/(loss) arising from changes in experience	2	(10)	30
	(96)	(237)	137
Re-measurement of plan assets:
Actual return/(loss) less expected return on plan assets	140	112	(81)
Actuarial gain/(loss) for the year on defined benefit pension schemes	44	(125)	56
Actuarial (loss)/gain on other long term and end of service employee benefits	(1)	4	16
	43	(121)	72

Schedule of movement in defined benefit obligations and assets

	At December 31,
	Obligations		Assets
	2017	2016	2017	2016
	€m	€m	€m	€m
At January 1,	(2,942)	(2,614)	2,159	1,976
Interest income	—	—	63	74
Acquired	—	(354)	—	271
Current service cost	(41)	(42)	—	—
Past service credit	9	39	—	—
Interest cost	(82)	(95)	—	—
Administration expenses paid from plan assets	—	—	(2)	(3)
Re-measurements	(96)	(237)	140	112
Obligations/(assets) extinguished on reclassification	535	187	(535)	(187)
Employer contributions	—	—	45	43
Employer contributions—acquisition related	—	—	—	7
Employee contributions	(2)	(5)	2	5
Benefits paid	145	118	(145)	(118)
Exchange	171	61	(145)	(21)
At December 31,	(2,303)	(2,942)	1,582	2,159

Schedule of plan assets

	At December 31,
	2017	2017	2016	2016
	€m	%	€m	%
Equities	981	62	1,152	53
Target return funds	248	16	275	13
Bonds	208	13	558	26
Cash/other	145	9	174	8
	1,582	100	2,159	100

Schedule of ranges of principal assumptions applied in estimating defined benefit obligations

	U.S.		Germany		UK
	2017	2016	2017	2016	2017	2016
	%	%	%	%	%	%
Rates of inflation	2.50	2.50	1.50	1.50	3.10	3.20
Rates of increase in salaries	2.00 - 3.00	2.00 - 3.00	2.50	2.50	2.60	2.20
Discount rates	3.80	4.45	1.68 - 2.24	1.57 - 2.06	2.70	2.80

Schedule of mortality assumptions

	U.S.		Germany		UK
	2017	2016	2017	2016	2017	2016
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	22	21	21	21	21
Life expectancy, future pensioners	23	23	24	24	22	22

Schedule of principal defined benefit schemes
-
	Metal Packaging			Glass Packaging
	Europe	Europe	North	Europe	Europe	North
	UK	Germany	America	UK	Germany	America
Nature of the schemes	Funded	Unfunded	Funded	Funded	Unfunded	Funded
2017
Active members	467	1,694	943	—	1,011	4,137
Deferred members	954	706	139	1,527	759	2,697
Pensioners including dependents	756	1,081	150	744	762	6,379
Weighted average duration (years)	21	17	17	23	18	13
2016
Active members	467	1,803	970	—	1,032	4,043
Deferred members	954	664	115	1,527	732	2,648
Pensioners including dependents	756	1,011	133	744	786	6,302
Weighted average duration (years)	20	18	20	23	19	12

Schedule of expected defined benefit payment

						Subsequent
	2018	2019	2020	2021	2022	five years
	€m	€m	€m	€m	€m	€m
Benefits	97	95	98	101	104	560

Other employee benefit obligations
Schedule of other employee benefits

	At December 31,
	2017	2016
	€m	€m
End of service employee benefits	21	23
Long term employee benefits	89	99
	110	122